SCHEDULE OF NOTES PAYABLE (Details) - USD ($)		3 Months Ended			12 Months Ended
		Apr. 30, 2026		Apr. 30, 2025	Jan. 31, 2026		Jan. 31, 2025
Short-Term Debt [Line Items]
Notes payable amount		$ 444,000			$ 569,000
Less: Debt discount		(36,801)			(7,006)		$ (19,490)
Notes payable amount					569,000
Accrued interest					$ 3,412
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable amount		444,000
Less: Debt discount		(15,151)
Notes payable amount		$ 428,849
Feehan Partners One [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Oct. 28, 2024			Oct. 28, 2024
Maturity date		Oct. 28, 2025			Oct. 28, 2025
Extended maturity date		Apr. 30, 2027	[1]		Apr. 30, 2027	[2]
Notes payable amount		$ 25,000
Notes payable amount					$ 25,000
Feehan Partners Two [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Nov. 04, 2024			Nov. 04, 2024
Maturity date		Nov. 04, 2025			Nov. 04, 2025
Extended maturity date		Apr. 30, 2027	[1]		Apr. 30, 2027	[2]
Notes payable amount		$ 25,000
Notes payable amount					$ 25,000
Feehan Partners Three [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Nov. 20, 2024			Nov. 20, 2024
Maturity date		Nov. 20, 2025			Nov. 20, 2025
Extended maturity date		Apr. 30, 2027	[1]		Apr. 30, 2027	[2]
Notes payable amount		$ 25,000
Notes payable amount					$ 25,000
Feehan Partners Four [Membe] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Dec. 03, 2024			Dec. 03, 2024
Maturity date		Dec. 03, 2025			Dec. 03, 2025
Extended maturity date		Apr. 30, 2027	[1]		Apr. 30, 2027	[2]
Notes payable amount		$ 25,000
Notes payable amount					$ 25,000
Feehan Partners Five [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Apr. 15, 2025			Apr. 15, 2025
Maturity date		Apr. 15, 2026			Apr. 15, 2026
Extended maturity date		Apr. 30, 2027	[1]		Apr. 30, 2027	[2]
Notes payable amount		$ 25,000
Notes payable amount					$ 25,000
Feehan Partners Six [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Jun. 30, 2025			Jun. 30, 2025
Maturity date		Oct. 01, 2025			Oct. 01, 2025
Extended maturity date		Apr. 30, 2027	[1]		Apr. 30, 2027	[2]
Notes payable amount		$ 40,000
Notes payable amount					$ 40,000
Feehan Partners Seven [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Aug. 05, 2025			Aug. 05, 2025
Maturity date		Apr. 30, 2026			Apr. 30, 2026
Extended maturity date		Apr. 30, 2027	[1]		Apr. 30, 2027	[2]
Notes payable amount		$ 15,000
Notes payable amount					$ 15,000
Gil Atzmon [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Aug. 12, 2025	[3]		Aug. 12, 2025	[4]
Maturity date		Feb. 28, 2026	[3]		Feb. 28, 2026	[4]
Notes payable amount	[3]	$ 25,000
Interest rate		7.50%	[3]		7.50%	[4]
Notes payable amount	[4]				$ 25,000
Accrued interest	[4]				$ 889
Jon Powell [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Aug. 12, 2025	[3]		Aug. 12, 2025	[4]
Maturity date		Feb. 28, 2026	[3]		Feb. 28, 2026	[4]
Notes payable amount	[3]	$ 25,000
Interest rate		7.50%	[3]		7.50%	[4]
Notes payable amount	[4]				$ 25,000
Accrued interest	[4]				$ 889
Feehan Partners Eight [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Sep. 25, 2025			Sep. 25, 2025
Maturity date		Apr. 30, 2026			Apr. 30, 2026
Extended maturity date		Apr. 30, 2027	[1]		Apr. 30, 2027	[2]
Notes payable amount		$ 5,000
Notes payable amount					$ 5,000
Feehan Partners Nine [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Oct. 14, 2025			Oct. 14, 2025
Maturity date		Apr. 30, 2026			Apr. 30, 2026
Extended maturity date		Apr. 30, 2027			Apr. 30, 2027	[2]
Notes payable amount		$ 15,000
Notes payable amount					$ 15,000
Feehan Partners Ten [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Oct. 31, 2025			Oct. 31, 2025
Maturity date		Feb. 28, 2026			Feb. 28, 2026
Extended maturity date		Apr. 30, 2027	[1]		Apr. 30, 2027	[2]
Notes payable amount					$ 2,000
Feehan Partners Eleven [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Dec. 01, 2025			Dec. 01, 2025
Maturity date		Apr. 30, 2026			Apr. 30, 2026
Extended maturity date		Apr. 30, 2027	[1]		Apr. 30, 2027	[2]
Notes payable amount		$ 2,000
Notes payable amount					$ 2,000
Feehan Partners Twelve [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Dec. 11, 2025			Dec. 11, 2025
Maturity date		Apr. 30, 2026			Apr. 30, 2026
Extended maturity date		Apr. 30, 2027	[1]		Apr. 30, 2027	[2]
Notes payable amount		$ 5,000
Notes payable amount					$ 5,000
Tomasa Zwicke [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Dec. 22, 2025	[3]		Dec. 22, 2025	[4]
Maturity date		Feb. 28, 2026	[3]		Feb. 28, 2026	[4]
Notes payable amount	[3]	$ 25,000
Interest rate		7.50%	[3]		7.50%	[4]
Notes payable amount	[4]				$ 25,000
Accrued interest	[4]				$ 205
Gil Atzmon [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Jan. 16, 2026			Jan. 16, 2026
Maturity date		Mar. 16, 2026			Mar. 16, 2026
Notes payable amount		$ 30,000
Interest rate		12.00%			12.00%
Notes payable amount					$ 30,000
Accrued interest					$ 148
Jon Powell [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Jan. 16, 2026			Jan. 16, 2026
Maturity date		Mar. 16, 2026			Mar. 16, 2026
Notes payable amount		$ 30,000
Interest rate		12.00%			12.00%
Notes payable amount					$ 30,000
Accrued interest					$ 148
Steven Rudofsky [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Mar. 09, 2026
Maturity date		Mar. 09, 2027
Notes payable amount		$ 100,000
Interest rate	[3]	8.00%
Girish Gaitonde [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	[4]				Dec. 22, 2025
Maturity date	[4]				Feb. 28, 2026
Interest rate	[4]				7.50%
Notes payable amount	[4]				$ 50,000
Accrued interest	[4]				$ 411
PV Partners LP [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	[4]				Jan. 15, 2026
Maturity date	[4]				Feb. 13, 2026
Interest rate	[4]				10.50%
Notes payable amount	[4]				$ 100,000
Accrued interest	[4]				$ 460
Jeff Hembrock [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	[4]				Jan. 16, 2026
Maturity date	[4]				Feb. 13, 2026
Interest rate	[4]				7.50%
Notes payable amount	[4]				$ 50,000
Accrued interest	[4]				$ 154
Michael Ward [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date	[4]				Jan. 16, 2026
Maturity date	[4]				Feb. 13, 2026
Interest rate	[4]				10.50%
Notes payable amount	[4]				$ 25,000
Accrued interest	[4]				$ 108

[1]	On March 3, 2026, notes extended to April 30, 2027.
[2]	On March 3, 2025, notes extended to April 30, 2027.
[3]	In default as of the time of the filing of this Form 10-Q.
[4]	In default at the time of filing of this Form 10-K (see Note 10).